Obligations Under Capital Leases - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013 Capital Lease Obligations [Member] Installment	Dec. 31, 2013 Medical Equipment [Member] Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Stated interest rate			9.96%
Repayment date		Aug. 31, 2013
Number of installments		20
Original cost of equipment	17,124
Accumulated depreciation	4,768